Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Analysis of single amount of discontinued operations
The following table summarizes the Company's financial results from discontinued operations:

Years Ended December 31	2025	2024

Revenue, net of royalties
Petroleum and natural gas sales	$1,888,524	$2,334,909
Royalties	(508,305)	(618,881)
	1,380,219	1,716,028

Expenses
Operating	292,424	317,880
Transportation	45,683	48,931
General and administrative	35,622	23,383
Depletion and depreciation	779,760	902,596
Share-based compensation	9,268	6,001
Financing and interest	22,985	23,423
Foreign exchange gain	(3,624)	—
Loss on dispositions	—	5,354
Other income	(4,061)	(1,548)
	1,178,057	1,326,020
Net income before income taxes - operations	202,162	390,008
Income taxes - operations
Current income tax (recovery) expense - operations	(8,485)	3,945
Deferred income tax (recovery) expense - operations	(1,773)	52,013
	(10,258)	55,958
Net income - operations	$212,420	$334,050
Loss on disposition after tax	(539,354)
Net (loss) income - discontinued operations	$(326,934)	$334,050

	USD	CAD (1)
Consideration
Total cash consideration received	$2,188,322	$3,011,897
Costs to sell	(19,169)	(26,383)
Net consideration received	$2,169,153	$2,985,514

Net assets disposed
Oil and gas properties	$(3,320,890)	$(4,570,708)
Cash	(3,543)	(4,876)
Working capital (2)	35,817	49,299
Lease assets	(6,372)	(8,771)
Lease obligations	6,983	9,611
Asset retirement obligations	65,698	90,424
Deferred income tax liability	52,476	72,225
Carrying value of net assets disposed	$(3,169,831)	$(4,362,796)
Loss on disposition before reclassification of foreign currency translation	(1,000,678)	(1,377,282)
Current income tax expense - disposition	(20,758)	(28,746)
Reclassification of cumulative foreign currency translation of discontinued foreign operations	—	866,674
Loss on disposition after tax	$(1,021,436)	$(539,354)
(1)Exchange rate used to translate the U.S. denominated values above is the rate as at the closing date being CAD/USD 1.37635.
(2)Working capital includes $193.8 million (US$140.8 million) of trade receivables, $4.7 million (US$3.4 million) of prepaids and other assets, and $247.8 million (US$180.1 million) of trade payables and share-based compensation liability.

The following table summarizes cash flows from discontinued operations reported in the consolidated statements of cash flows:

Years Ended December 31	2025	2024

Cash provided by (used in) discontinued operations:
Operating activities	$940,645	$1,280,427
Financing activities	(207,371)	(85,592)
Investing activities	2,371,215	(787,098)
Increase in cash from discontinued operations	$3,104,489	$407,737

Disclosure of non-current assets held for sale and discontinued operations

	USD	CAD (1)
Consideration
Total cash consideration received	$2,188,322	$3,011,897
Costs to sell	(19,169)	(26,383)
Net consideration received	$2,169,153	$2,985,514

Net assets disposed
Oil and gas properties	$(3,320,890)	$(4,570,708)
Cash	(3,543)	(4,876)
Working capital (2)	35,817	49,299
Lease assets	(6,372)	(8,771)
Lease obligations	6,983	9,611
Asset retirement obligations	65,698	90,424
Deferred income tax liability	52,476	72,225
Carrying value of net assets disposed	$(3,169,831)	$(4,362,796)
Loss on disposition before reclassification of foreign currency translation	(1,000,678)	(1,377,282)
Current income tax expense - disposition	(20,758)	(28,746)
Reclassification of cumulative foreign currency translation of discontinued foreign operations	—	866,674
Loss on disposition after tax	$(1,021,436)	$(539,354)
(1)Exchange rate used to translate the U.S. denominated values above is the rate as at the closing date being CAD/USD 1.37635.
(2)Working capital includes $193.8 million (US$140.8 million) of trade receivables, $4.7 million (US$3.4 million) of prepaids and other assets, and $247.8 million (US$180.1 million) of trade payables and share-based compensation liability.

Assets Held For Sale	ASSETS HELD FOR SALE
In March 2025, Gibson Energy Inc. ("Gibson") and Baytex entered into a 15-year take-or-pay agreement under which Baytex constructed certain oil and gas infrastructure funded by Gibson over the period of construction. As at December 31, 2025, construction was complete, with $38.1 million of construction costs incurred, $23.3 million of advances received from Gibson and $0.4 million of construction payables outstanding. The oil and gas infrastructure assets were classified as assets held for sale at December 31, 2025 at their carrying value, which is equivalent to the fair value less costs to sell.

In February 2026, ownership transferred to Gibson upon completion and acceptance in accordance with the Construction and Conveyance Agreement. No gain or loss was recognized on transfer as the assets were sold at cost.
The following table summarizes cash flows from discontinued operations reported in the consolidated statements of cash flows:

Years Ended December 31	2025	2024

Cash provided by (used in) discontinued operations:
Operating activities	$940,645	$1,280,427
Financing activities	(207,371)	(85,592)
Investing activities	2,371,215	(787,098)
Increase in cash from discontinued operations	$3,104,489	$407,737